BLACKROCK SERIES FUND, INC.

BlackRock Advantage Large Cap Core Portfolio

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock High Yield Portfolio

BlackRock U.S. Government Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 1, 2018 to the

Statement of Additional Information dated May 1, 2018, as supplemented to date

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “I. Investment Objectives and Policies” in Part I of the Funds’ Statement of Additional Information is deleted in its entirety and replaced with the following:

	BlackRock Balanced Capital Portfolio	BlackRock Capital Appreciation Portfolio	BlackRock Global Allocation Portfolio	BlackRock High Yield Portfolio
144A Securities	X	X	X	X
Asset-Backed Securities	X		X	X
Asset-Based Securities	X	X	X	X
Precious Metal-Related Securities	X	X	X	X
Bank Loans	X		X	X
Borrowing and Leverage	X	X	X	X
Cash Flows; Expenses				X
Cash Management	X	X	X	X
Collateralized Debt Obligations	X		X	X
Collateralized Bond Obligations	X		X	X
Collateralized Loan Obligations	X		X	X
Commercial Paper	X	X	X	X
Commodity-Linked Derivative Instruments and Hybrid Instruments	X		X	X
Qualifying Hybrid Instruments	X		X
Hybrid Instruments Without Principal Protection	X		X
Limitations on Leverage	X		X
Counterparty Risk	X		X
Convertible Securities	X	X	X	X
Cyber Security Issues	X	X	X	X
Debt Securities	X	X	X	X
Depositary Receipts (ADRs, EDRs and GDRs)	X	X	X	X
Derivatives	X	X	X	X
Hedging	X	X	X	X
Indexed and Inverse Securities	X	X	X	X
Swap Agreements	X	X	X	X
Interest Rate Swaps, Caps and Floors	X		X	X
Credit Default Swap Agreements and Similar Instruments	X		X	X

	BlackRock Balanced Capital Portfolio	BlackRock Capital Appreciation Portfolio	BlackRock Global Allocation Portfolio	BlackRock High Yield Portfolio
Contracts for Difference	X		X
Credit Linked Securities	X		X	X
Interest Rate Transactions and Swaptions	X		X	X
Total Return Swap Agreements	X		X	X
Types of Options	X	X	X	X
Options on Securities and Securities Indices	X	X	X	X
Call Options	X	X	X	X
Put Options	X	X	X	X
Options on Government National Mortgage Association (“GNMA”) Certificates	X		X
Risks Associated with Options	X	X	X	X
Futures	X	X	X	X
Risks Associated with Futures	X	X	X	X
Foreign Exchange Transactions	X	X	X	X
Forward Foreign Exchange Transactions	X	X	X	X
Currency Futures	X	X	X	X
Currency Options	X	X	X	X
Currency Swaps	X	X	X	X
Limitations on Currency Transactions	X	X	X	X
Risk Factors in Hedging Foreign Currency	X	X	X	X
Risk Factors in Derivatives	X	X	X	X
Credit Risk	X	X	X	X
Currency Risk	X	X	X	X
Leverage Risk	X	X	X	X
Liquidity Risk	X	X	X	X
Correlation Risk	X	X	X	X
Index Risk	X	X	X	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X	X	X	X
Distressed Securities	X		X	X
Dollar Rolls	X		X	X
Equity Securities	X	X	X	X
Exchange Traded Notes (“ETNs”)	X		X
Foreign Investment Risks	X	X	X	X
Foreign Market Risk	X	X	X	X
Foreign Economy Risk	X	X	X	X
Currency Risk and Exchange Risk	X	X	X	X
Governmental Supervision and Regulation/ Accounting Standards	X	X	X	X
Certain Risks of Holding Fund Assets Outside the United States	X	X	X	X
Publicly Available Information	X	X	X	X
Settlement Risk	X	X	X	X
Funding Agreements				X
Guarantees	X		X	X

	BlackRock Balanced Capital Portfolio	BlackRock Capital Appreciation Portfolio	BlackRock Global Allocation Portfolio	BlackRock High Yield Portfolio
Illiquid or Restricted Securities	X	X	X	X
Inflation-Indexed Bonds	X		X
Inflation Risk	X	X	X	X
Information Concerning the Indexes
S&P 500® Index
Russell® Indexes
MSCI Indexes
FTSE Indexes
Initial Public Offering (“IPO”) Risk	X	X	X	X
Interfund Lending Program	X	X	X	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X	X	X	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions	X	X	X	X
Investment Grade Debt Obligations	X	X	X	X
Investment in Emerging Markets	X	X	X	X
Brady Bonds	X			X
Investment in Other Investment Companies	X	X	X	X
Exchange Traded Funds	X	X	X	X
Junk Bonds	X		X	X
Lease Obligations				X
Life Settlement Investments
Liquidity Management	X	X	X	X
Master Limited Partnerships	X		X	X
Merger Transaction Risk
Mezzanine Investments	X		X	X
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X	X	X	X
Money Market Securities	X	X	X	X
Mortgage-Related Securities	X		X	X
Mortgage-Backed Securities	X		X	X
Collateralized Mortgage Obligations (“CMOs”)	X		X	X
Adjustable Rate Mortgage Securities	X			X
CMO Residuals	X
Stripped Mortgage-Backed Securities	X
Tiered Index Bonds	X
TBA Commitments	X	X	X	X
Municipal Investments	X		X	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X		X	X
Description of Municipal Bonds	X		X	X
General Obligation Bonds	X		X	X
Revenue Bonds	X		X	X
Private Activity Bonds (“PABs”)	X		X	X
Moral Obligation Bonds	X			X

	BlackRock Balanced Capital Portfolio	BlackRock Capital Appreciation Portfolio	BlackRock Global Allocation Portfolio	BlackRock High Yield Portfolio
Municipal Notes	X			X
Municipal Commercial Paper	X			X
Municipal Lease Obligations	X			X
Tender Option Bonds	X		X	X
Yields	X			X
Variable Rate Demand Obligations (“VRDOs”) and Participating VRDOs	X			X
Transactions in Financial Futures Contracts	X			X
Call Rights	X			X
Municipal Interest Rate Swap Transactions	X			X
Insured Municipal Bonds	X			X
Build America Bonds	X			X
Net Interest Margin (NIM) Securities	X
Participation Notes	X		X
Pay-in-kind Bonds	X		X	X
Portfolio Turnover Rates	X	X	X	X
Preferred Stock	X	X	X	X
Real Estate Related Securities	X	X	X
Real Estate Investment Trusts (“REITs”)	X	X	X	X
Repurchase Agreements and Purchase and Sale Contracts	X	X	X	X
Reverse Repurchase Agreements	X	X	X	X
Rights Offerings and Warrants to Purchase	X	X	X	X
Risks of Investing in China		X	X
Securities Lending	X	X	X	X
Securities of Smaller or Emerging Growth Companies	X	X	X
Short Sales	X	See note 1 below	X	X
Sovereign Debt	X		X	X
Standby Commitment Agreements	X	X	X	X
Stripped Securities	X		X	X
Structured Notes	X		X	X
Supranational Entities	X		X	X
Tax-Exempt Derivatives
Tax-Exempt Preferred Shares
Taxability Risk
Trust Preferred Securities	X	X	X	X
U.S. Government Obligations	X	X	X	X
U.S. Treasury Obligations	X	X	X	X
Utility Industries	X	X	X	X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X	X	X
Yields and Ratings	X		X	X
Zero Coupon Securities	X		X	X

[1]	The Portfolio may only make short sales “against the box.”

	BlackRock U.S. Government Bond Portfolio	BlackRock Advantage Large Cap Core Portfolio
144A Securities	X	X
Asset-Backed Securities	X
Asset-Based Securities	X	X
Precious Metal-Related Securities	X	X
Bank Loans	X
Borrowing and Leverage	X	X
Cash Flows; Expenses	X
Cash Management	X	X
Collateralized Debt Obligations	X
Collateralized Bond Obligations	X
Collateralized Loan Obligations	X
Commercial Paper	X	X
Commodity-Linked Derivative Instruments and Hybrid Instruments		X
Qualifying Hybrid Instruments
Hybrid Instruments Without Principal Protection
Limitations on Leverage
Counterparty Risk
Convertible Securities	X	X
Cyber Security Issues	X	X
Debt Securities	X	X
Depositary Receipts (ADRs, EDRs and GDRs)	X	X
Derivatives	X	X
Hedging	X	X
Indexed and Inverse Securities	X	X
Swap Agreements	X	X
Interest Rate Swaps, Caps and Floors	X
Credit Default Swap Agreements and Similar Instruments	X
Contracts for Difference		X
Credit Linked Securities	X	X
Interest Rate Transactions and Swaptions	X
Total Return Swap Agreements	X	X
Types of Options	See note 2 below	X
Options on Securities and Securities Indices	X	X
Call Options	See note 2 below	X
Put Options	See note 2 below	X
Options on GNMA Certificates	X
Risks Associated with Options	X	X
Futures	X	X
Risks Associated with Futures	X	X
Foreign Exchange Transactions	X	X
Forward Foreign Exchange Transactions	X	X
Currency Futures	X	X
Currency Options	See note 2 below	X
Currency Swaps	X	X

	BlackRock U.S. Government Bond Portfolio	BlackRock Advantage Large Cap Core Portfolio
Limitations on Currency Transactions	X	X
Risk Factors in Hedging Foreign Currency	X	X
Risk Factors in Derivatives	X	X
Credit Risk	X	X
Currency Risk	X	X
Leverage Risk	X	X
Liquidity Risk	X	X
Correlation Risk	X	X
Index Risk	X	X
Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives	X	X
Distressed Securities		X
Dollar Rolls	X
Equity Securities		X
ETNs
Foreign Investment Risks	X	X
Foreign Market Risk	X	X
Foreign Economy Risk	X	X
Currency Risk and Exchange Risk	X	X
Governmental Supervision and Regulation/Accounting Standards	X	X
Certain Risks of Holding Fund Assets Outside the United States	X	X
Publicly Available Information	X	X
Settlement Risk	X	X
Funding Agreements	X
Guarantees	X
Illiquid or Restricted Securities	X	X
Inflation-Indexed Bonds	X
Inflation Risk	X
Information Concerning the Indexes
S&P 500® Index
Russell® Indexes
MSCI Indexes
FTSE Indexes
IPO Risk		X
Interfund Lending Program	X	X
Borrowing, to the extent permitted by the Fund’s investment policies and restrictions	X	X
Lending, to the extent permitted by the Fund’s investment policies and restrictions	X	X
Investment Grade Debt Obligations	X	X
Investment in Emerging Markets	X	X
Brady Bonds
Investment in Other Investment Companies	X	X
Exchange Traded Funds	X	X
Junk Bonds

	BlackRock U.S. Government Bond Portfolio	BlackRock Advantage Large Cap Core Portfolio
Lease Obligations	X
Life Settlement Investments
Liquidity Management	X	X
Master Limited Partnerships		X
Merger Transaction Risk		X
Mezzanine Investments
Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	X	X
Money Market Securities	X	X
Mortgage-Related Securities	X
Mortgage-Backed Securities	X
CMOs	X
Adjustable Rate Mortgage Securities	X
CMO Residuals	X
Stripped Mortgage-Backed Securities	X
Tiered Index Bonds	X
TBA Commitments	X
Municipal Investments	X
Risk Factors and Special Considerations Relating to Municipal Bonds	X
Description of Municipal Bonds	X
General Obligation Bonds	X
Revenue Bonds	X
PABs	X
Moral Obligation Bonds	X
Municipal Notes	X
Municipal Commercial Paper	X
Municipal Lease Obligations	X
Tender Option Bonds	X
Yields	X
VRDOs and Participating VRDOs	X
Transactions in Financial Futures Contracts	X
Call Rights	X
Municipal Interest Rate Swap Transactions	X
Insured Municipal Bonds	X
Build America Bonds	X
NIM Securities
Participation Notes
Pay-in-kind-Bonds	X
Portfolio Turnover Rates	X	X
Preferred Stock	X	X
Real Estate Related Securities	X	X
REITs	X	X
Repurchase Agreements and Purchase and Sale Contracts	X	X
Reverse Repurchase Agreements	X	X

	BlackRock U.S. Government Bond Portfolio	BlackRock Advantage Large Cap Core Portfolio
Rights Offerings and Warrants to Purchase	X	X
Risks of Investing in China
Securities Lending	X	X
Securities of Smaller or Emerging Growth Companies		X
Short Sales	X	See note 3 below
Sovereign Debt	X
Standby Commitment Agreements	X	X
Stripped Securities	X
Structured Notes	X
Supranational Entities	X
Tax-Exempt Derivatives
Tax-Exempt Preferred Shares
Taxability Risk	X
Trust Preferred Securities	X
U.S. Government Obligations	X	X
U.S. Treasury Obligations	X	X
Utility Industries		X
When-Issued Securities, Delayed Delivery Securities and Forward Commitments	X	X
Yields and Ratings	X
Zero Coupon Securities	X

[2]	The Portfolio may purchase (but not write) currency options.
[3]	The Portfolio may only make short sales “against the box.”

Shareholders should retain this Supplement for future reference.

SAI-19057-0618SUP